UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund –
.
PANIX New Income Fund–
.
Advisor  Class
RRNIX New Income Fund–
.
R  Class
PRXEX New Income Fund–
.
I  Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE New Income Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE New Income Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE New Income Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
CREDIT QUALITY DIVERSIFICATION
New Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.24% of the
portfolio at the end of the reporting period.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE New Income Fund

Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE New Income Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE New Income Fund

NEW INCOME FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $986.60 $2.19
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.80   2.23
Advisor Class
Actual   1,000.00   984.20   4.56
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.40   4.65
R Class
Actual   1,000.00   983.50   5.36
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.60   5.45
I Class
Actual   1,000.00   987.00   1.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.20   1.82
Z Class
Actual   1,000.00   988.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.44%, the
2
Advisor Class was 0.92%, the
3
R Class was 1.08%, the
4
I Class was 0.36%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.66 $ 9.71 $ 9.70 $ 9.51 $ 9.22
Investment activities
Net investment
income
(1)(2)
0.16 0.26 0.15 0.19 0.26 0.27
Net realized and
unrealized gain/loss (0.27) (0.55) (0.96) 0.11 0.20 0.31
Total from
investment activities (0.11) (0.29) (0.81) 0.30 0.46 0.58
Distributions
Net investment
income (0.16) (0.26) (0.14) (0.20) (0.27) (0.29)
Net realized gain — — (0.10) (0.09) — —
Total distributions (0.16) (0.26) (0.24) (0.29) (0.27) (0.29)
NET ASSET VALUE
End of period $ 7.84 $ 8.11 $ 8.66 $ 9.71 $ 9.70 $ 9.51

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(1.34)% (3.35)% (8.50)% 3.08% 4.85% 6.38%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0.54%
(5)
0.53% 0.45% 0.47% 0.51% 0.51%
Net expenses after
waivers/payments
by Price Associates 0.44%
(5)
0.44% 0.45% 0.47% 0.49% 0.50%
Net investment
income 4.06%
(5)
3.13% 1.51% 1.96% 2.68% 2.97%
Portfolio turnover rate
(6)
113.7% 171.6% 229.1% 126.4% 153.7% 139.4%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 40.2% 111.9% 93.1% 74.6% 69.5% 86.4%
Net assets, end of
period (in millions) $746 $819 $1,000 $2,911 $4,430 $17,423
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.09 $ 8.64 $ 9.69 $ 9.68 $ 9.49 $ 9.20
Investment activities
Net investment
income
(1)(2)
0.14 0.25 0.06 0.16 0.22 0.24
Net realized and
unrealized gain/loss (0.27) (0.55) (0.95) 0.11 0.21 0.30
Total from
investment activities (0.13) (0.30) (0.89) 0.27 0.43 0.54
Distributions
Net investment
income (0.14) (0.25) (0.06) (0.17) (0.24) (0.25)
Net realized gain — — (0.10) (0.09) — —
Total distributions (0.14) (0.25) (0.16) (0.26) (0.24) (0.25)
NET ASSET VALUE
End of period $ 7.82 $ 8.09 $ 8.64 $ 9.69 $ 9.68 $ 9.49

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(1.58)% (3.43)% (9.31)% 2.75% 4.52% 6.04%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
1.25%
(5)
0.52% 1.31% 0.80% 0.83% 0.84%
Net expenses after
waivers/payments
by Price Associates 0.92%
(5)
0.52% 1.31% 0.80% 0.82% 0.82%
Net investment
income 3.58%
(5)
2.99% 0.65% 1.62% 2.32% 2.65%
Portfolio turnover rate
(6)
113.7% 171.6% 229.1% 126.4% 153.7% 139.4%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 40.2% 111.9% 93.1% 74.6% 69.5% 86.4%
Net assets, end of
period (in thousands) $8,438 $9,209 $14,228 $20,183 $45,409 $51,936
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50 $ 9.21
Investment activities
Net investment
income
(1)(2)
0.13 0.20 0.08 0.12 0.20 0.21
Net realized and
unrealized gain/loss (0.26) (0.53) (0.95) 0.11 0.20 0.31
Total from
investment activities (0.13) (0.33) (0.87) 0.23 0.40 0.52
Distributions
Net investment
income (0.14) (0.21) (0.08) (0.13) (0.21) (0.23)
Net realized gain — — (0.10) (0.09) — —
Total distributions (0.14) (0.21) (0.18) (0.22) (0.21) (0.23)
NET ASSET VALUE
End of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(1.65)% (3.86)% (9.10)% 2.38% 4.19% 5.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
1.26%
(5)
1.08% 1.16% 1.30% 1.31% 1.25%
Net expenses after
waivers/payments
by Price Associates 1.08%
(5)
1.08% 1.11% 1.15% 1.14% 1.14%
Net investment
income 3.42%
(5)
2.47% 0.84% 1.26% 2.03% 2.34%
Portfolio turnover rate
(6)
113.7% 171.6% 229.1% 126.4% 153.7% 139.4%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 40.2% 111.9% 93.1% 74.6% 69.5% 86.4%
Net assets, end of
period (in thousands) $980 $1,012 $1,407 $2,024 $2,927 $3,808
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50 $ 9.21
Investment activities
Net investment
income
(1)(2)
0.16 0.27 0.16 0.20 0.27 0.28
Net realized and
unrealized gain/loss (0.27) (0.54) (0.96) 0.11 0.20 0.31
Total from
investment activities (0.11) (0.27) (0.80) 0.31 0.47 0.59
Distributions
Net investment
income (0.16) (0.27) (0.15) (0.21) (0.28) (0.30)
Net realized gain — — (0.10) (0.09) — —
Total distributions (0.16) (0.27) (0.25) (0.30) (0.28) (0.30)
NET ASSET VALUE
End of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(1.30)% (3.16)% (8.42)% 3.16% 4.98% 6.52%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0.36%
(5)
0.36% 0.36% 0.39% 0.39% 0.39%
Net expenses after
waivers/payments
by Price Associates 0.36%
(5)
0.36% 0.36% 0.39% 0.37% 0.37%
Net investment
income 4.14%
(5)
3.22% 1.67% 2.04% 2.79% 3.10%
Portfolio turnover rate
(6)
113.7% 171.6% 229.1% 126.4% 153.7% 139.4%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 40.2% 111.9% 93.1% 74.6% 69.5% 86.4%
Net assets, end of
period (in millions) $2,492 $2,663 $3,015 $2,543 $3,695 $8,136
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.60
Investment activities
Net investment income
(2)(3)
0.18 0.29 0.18 0.23 0.06
Net realized and unrealized gain/
loss (0.27) (0.54) (0.94) 0.12 0.09
Total from investment activities (0.09) (0.25) (0.76) 0.35 0.15
Distributions
Net investment income (0.18) (0.29) (0.19) (0.25) (0.06)
Net realized gain — — (0.10) (0.09) —
Total distributions (0.18) (0.29) (0.29) (0.34) (0.06)
NET ASSET VALUE
End of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(4)
(1.12)% (2.81)% (8.09)% 3.56% 1.60%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.32%
(5)
0.32% 0.34% 0.38% 0.38%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 4.50%
(5)
3.58% 1.93% 2.37% 3.01%
(5)
Portfolio turnover rate
(6)
113.7% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 40.2% 111.9% 93.1% 74.6% 69.5%
Net assets, end of period (in
millions) $12,933 $12,355 $13,847 $15,804 $13,684
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 5.5%
Car Loan 2.0%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  11,618 10,999
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,507
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 33,974
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 10,869
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,017
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  8,750 8,643
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 3,109 3,030
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,685
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27  (1) 3,048 3,054
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 7,819
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 33,176
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  17,900 17,456
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,229
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,221
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  2,545 2,556

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,573
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,860
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 33,720 33,068
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,478
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 1,930 1,886
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28  (1) 41,920 40,176
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,465
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 23,480 22,912
325,653
Credit Card 0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  6,345 6,376
6,376
Other Asset-Backed Securities 3.2%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.244%, 4/15/35  (1) 16,085 15,771
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.742%, 1/21/35  (1) 22,400 22,232
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53  (1) 15,945 16,020
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.714%, 4/15/35  (1) 29,195 28,903
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.755%, 7/15/33  (1) 9,385 9,372

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.795%, 7/15/36  (1) 30,055 29,944
Dell Equipment Finance Trust
Series 2023-3, Class A3
5.93%, 4/23/29  (1) 14,765 14,861
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29  (1) 4,328 4,361
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 14,092 11,712
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.764%, 7/17/34  (1) 21,235 21,097
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 12,233 12,327
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38  (1) 6,210 6,249
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 29,255 27,810
Hilton Grand Vacations Trust
Series 2023-1A, Class A
5.72%, 1/25/38  (1) 21,972 21,900
Hpefs Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29  (1) 4,445 4,332
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 5,736 5,527
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 12,510 11,839
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31  (1) 1,285 1,292
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 5,005 5,032
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31  (1) 3,320 3,345
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.814%, 1/23/35  (1) 11,822 11,740

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 5,255 5,171
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 10/18/33  (1) 16,090 16,090
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 25,395 24,927
MVW
Series 2023-2A, Class A
6.18%, 11/20/40  (1) 21,225 21,384
MVW
Series 2023-2A, Class B
6.33%, 11/20/40  (1) 4,570 4,603
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.648%, 1/20/32  (1) 33,715 33,679
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.794%, 7/17/35  (1) 15,105 14,990
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 4,234 4,221
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29  (1) 3,023 3,040
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29  (1) 1,160 1,171
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29  (1) 1,415 1,433
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.674%, 7/17/29  (1) 13,039 13,022
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.736%, 4/20/35  (1) 40,630 40,263
Progress Residential Trust
Series 2023-SFR2, Class A
4.50%, 10/17/28  (1) 17,200 16,141
SCF Equipment Leasing
Series 2023-1A, Class A2
6.56%, 1/22/30  (1) 9,250 9,275
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39  (1) 1,959 1,949

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.262%, 4/22/35  (1) 14,150 13,856
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,117
519,998
Student Loan 0.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58  (1) 8,525 8,203
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 20,755 16,907
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35  (1) 5,543 5,330
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 14,471 12,436
42,876
Total Asset-Backed Securities
(Cost $918,490) 894,903
BANK LOANS 1.6% (2)
FINANCIAL INSTITUTIONS 0.6%
Brokerage Asset Managers Exchanges 0.3%
Citadel Securities, FRN
1M TSFR + 2.50%, 7.963%, 7/29/30  45,661 45,636
45,636
Financial Other 0.1%
GTCR W Merger, FRN
1M TSFR + 3.00%, 9/21/30  (3) 7,935 7,925
7,925
Insurance 0.2%
Asurion, FRN
1M TSFR + 3.25%, 8.713%, 12/23/26  3,483 3,433
Asurion, FRN
1M TSFR + 4.25%, 9.698%, 8/19/28  8,479 8,331
Asurion, FRN
1M TSFR + 5.25%, 10.713%, 1/31/28  7,435 6,657
Asurion, FRN
1M TSFR + 5.25%, 10.713%, 1/20/29  3,580 3,161
HUB International, FRN
1M TSFR + 4.25%, 9.662%, 6/20/30  14,930 14,985

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HUB International, FRN
3M TSFR + 4.00%, 9.369%, 11/10/29  700 702
37,269
Total Financial Institutions 90,830
INDUSTRIAL 1.0%
Capital Goods 0.1%
Charter Next Generation, FRN
1M TSFR + 3.75%, 9.213%, 12/1/27  8,543 8,504
Summit Materials, FRN
1M TSFR + 2.50%, 11/30/28  (3)(4) 5,485 5,485
TransDigm, FRN
1M TSFR + 3.25%, 8.64%, 2/22/27  89 89
14,078
Communications 0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 6.948%, 2/5/27  14,435 14,352
14,352
Consumer Cyclical 0.4%
Delta 2, FRN
1M TSFR + 2.25%, 7.598%, 1/15/30  8,755 8,758
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.193%, 6/21/28  26,840 26,812
Hilton Domestic Operating, FRN
1M TSFR + 2.00%, 7.443%, 11/8/30  26,840 26,854
UFC Holdings, FRN
1M TSFR + 2.75%, 8.399%, 4/29/26  11,147 11,160
73,584
Consumer Non-Cyclical 0.0%
Medline Borrower, FRN
1M TSFR + 3.00%, 8.463%, 10/23/28  (3) 7,878 7,877
7,877
Technology 0.4%
Applied Systems, FRN
3M TSFR + 4.50%, 9.89%, 9/18/26  21,786 21,854
Ascend Learning, FRN
1M TSFR + 3.50%, 8.948%, 12/11/28  6,054 5,909
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.598%, 2/15/29  5,017 4,919
Epicor Software, FRN
1M TSFR + 3.75%, 9.098%, 7/30/27  530 533
Gen Digital, FRN
1M TSFR + 1.50%, 6.948%, 9/10/27  4,601 4,582
UKG, FRN
3M TSFR + 3.25%, 8.764%, 5/4/26  15,826 15,826

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M TSFR + 5.25%, 10.764%, 5/3/27  5,525 5,521
59,144
Transportation 0.0%
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.798%, 6/21/27  2,110 2,173
2,173
Total Industrial 171,208
Total Bank Loans
(Cost $261,066) 262,038
BOND MUTUAL FUNDS 0.0%
Trusts & Mutual Funds 0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 9.39%  (5)(6) 32 304
Total Bond Mutual Funds
(Cost $284) 304
CORPORATE BONDS 26.6%
FINANCIAL INSTITUTIONS 13.7%
Banking 9.8%
AIB Group, VR, 6.608%, 9/13/29  (1)(7) 5,740 5,868
Ally Financial, 4.75%, 6/9/27  (8) 17,172 16,192
Ally Financial, Series C, VR, 4.70%  (7)(9) 11,321 7,302
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (7) 12,795 14,554
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26  (7) 9,800 9,758
Banco Santander, 6.921%, 8/8/33  (8) 8,800 8,753
Bank of America, 4.45%, 3/3/26  12,308 11,998
Bank of America, VR, 1.898%, 7/23/31  (7) 72,021 55,974
Bank of America, VR, 2.299%, 7/21/32  (7) 13,098 10,263
Bank of America, VR, 2.496%, 2/13/31  (7) 23,595 19,490
Bank of America, VR, 2.592%, 4/29/31  (7) 39,880 32,951
Bank of America, VR, 3.419%, 12/20/28  (7) 23,153 21,152
Bank of America, VR, 3.559%, 4/23/27  (7) 11,110 10,573
Bank of America, VR, 4.271%, 7/23/29  (7) 38,939 36,545
Bank of America, VR, 5.819%, 9/15/29  (7)(8) 33,445 33,767
Bank of Montreal, 5.717%, 9/25/28  3,185 3,226
Bank of New York Mellon, VR, 6.317%, 10/25/29  (7) 15,925 16,476
Bank of New York Mellon, VR, 6.474%, 10/25/34  (7) 18,245 19,295
Barclays, VR, 6.224%, 5/9/34  (7)(8) 12,050 11,846
Barclays, VR, 6.496%, 9/13/27  (7) 6,325 6,384
Barclays, VR, 6.692%, 9/13/34  (7) 25,860 26,279
Barclays, VR, 9.625%  (7)(9) 12,830 12,926
CaixaBank, VR, 6.208%, 1/18/29  (1)(7) 18,645 18,490

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CaixaBank, VR, 6.684%, 9/13/27  (1)(7) 16,185 16,318
CaixaBank, VR, 6.84%, 9/13/34  (1)(7) 19,295 19,376
Capital One Financial, 3.65%, 5/11/27  (8) 15,364 14,175
Capital One Financial, 3.75%, 3/9/27  (8) 23,993 22,286
Capital One Financial, VR, 3.273%, 3/1/30  (7) 9,245 7,895
Capital One Financial, VR, 5.247%, 7/26/30  (7) 3,340 3,126
Capital One Financial, VR, 5.817%, 2/1/34  (7) 17,000 15,872
Citigroup, 4.45%, 9/29/27  5,040 4,826
Citigroup, VR, 2.561%, 5/1/32  (7) 10,603 8,482
Citigroup, VR, 3.106%, 4/8/26  (7) 12,300 11,865
Citigroup, VR, 4.658%, 5/24/28  (7) 4,855 4,719
Citigroup, VR, 5.61%, 9/29/26  (7)(8) 22,322 22,250
Citigroup, VR, 6.174%, 5/25/34  (7) 13,825 13,726
Citigroup, Series VAR, VR, 3.07%, 2/24/28  (7)(8) 20,740 19,239
Credit Suisse, 7.50%, 2/15/28  4,460 4,762
Danske Bank, VR, 3.244%, 12/20/25  (1)(7) 21,957 21,219
Danske Bank, VR, 3.773%, 3/28/25  (1)(7) 12,760 12,642
Fifth Third Bancorp, 2.375%, 1/28/25  (8) 3,260 3,129
Fifth Third Bancorp, 2.55%, 5/5/27  (8) 2,040 1,841
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (7) 3,340 3,116
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (7) 9,285 9,377
Fifth Third Bancorp, VR, 6.361%, 10/27/28  (7) 2,875 2,884
Fifth Third Bank, 2.25%, 2/1/27  (8) 830 746
Fifth Third Bank, 3.85%, 3/15/26  (8) 2,345 2,220
Fifth Third Bank, 3.95%, 7/28/25  1,630 1,577
Fifth Third Bank, VR, 5.852%, 10/27/25  (7) 5,950 5,868
Goldman Sachs Group, 3.50%, 11/16/26  (8) 6,250 5,968
Goldman Sachs Group, VR, 1.542%, 9/10/27  (7) 32,259 28,602
Goldman Sachs Group, VR, 2.383%, 7/21/32  (7)(8) 17,802 14,025
Goldman Sachs Group, VR, 3.615%, 3/15/28  (7) 20,205 19,017
Goldman Sachs Group, VR, 3.691%, 6/5/28  (7) 6,770 6,333
Goldman Sachs Group, VR, 4.482%, 8/23/28  (7) 22,790 21,976
HSBC Holdings, VR, 4.755%, 6/9/28  (7) 35,820 34,606
HSBC Holdings, VR, 5.21%, 8/11/28  (7) 20,700 20,338
HSBC Holdings, VR, 6.254%, 3/9/34  (7)(8) 27,300 27,748
HSBC Holdings, VR, 7.399%, 11/13/34  (7) 17,270 17,918
Huntington National Bank, VR, 5.699%, 11/18/25  (7) 3,380 3,304
ING Groep, VR, 6.114%, 9/11/34  (7) 9,190 9,199
Intesa Sanpaolo, 7.20%, 11/28/33  (1)(8) 20,110 20,369
Intesa Sanpaolo, 7.80%, 11/28/53  (1) 24,135 24,483
JPMorgan Chase, VR, 1.578%, 4/22/27  (7) 26,978 24,418
JPMorgan Chase, VR, 1.764%, 11/19/31  (7)(8) 42,600 33,226
JPMorgan Chase, VR, 2.182%, 6/1/28  (7) 33,202 29,757
JPMorgan Chase, VR, 2.522%, 4/22/31  (7) 4,475 3,751
JPMorgan Chase, VR, 2.739%, 10/15/30  (7) 12,398 10,692
JPMorgan Chase, VR, 2.956%, 5/13/31  (7) 35,058 29,684

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 3.96%, 1/29/27  (7) 4,920 4,742
JPMorgan Chase, VR, 6.254%, 10/23/34  (7) 13,505 14,066
KBC Group, VR, 5.796%, 1/19/29  (1)(7) 23,420 23,206
KBC Group, VR, 6.324%, 9/21/34  (1)(7) 18,945 18,973
Morgan Stanley, VR, 1.512%, 7/20/27  (7)(8) 22,190 19,901
Morgan Stanley, VR, 5.123%, 2/1/29  (7) 25,560 25,206
PNC Financial Services Group, 2.55%, 1/22/30  3,900 3,297
PNC Financial Services Group, VR, 6.037%, 10/28/33  (7) 17,980 17,940
PNC Financial Services Group, VR, 6.615%, 10/20/27  (7) 3,100 3,154
PNC Financial Services Group, Series T, VR, 3.40%  (7)(9) 963 739
Santander Holdings USA, VR, 2.49%, 1/6/28  (7) 9,640 8,641
Santander Holdings USA, VR, 6.499%, 3/9/29  (7) 3,885 3,899
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (7) 48,133 44,215
Santander UK Group Holdings, VR, 2.469%, 1/11/28  (7) 3,605 3,212
Standard Chartered, VR, 1.456%, 1/14/27  (1)(7) 10,354 9,361
Standard Chartered, VR, 2.608%, 1/12/28  (1)(7) 17,245 15,478
Standard Chartered, VR, 2.819%, 1/30/26  (1)(7) 16,707 16,022
Standard Chartered, VR, 3.971%, 3/30/26  (1)(7) 10,485 10,154
Standard Chartered, VR, 4.644%, 4/1/31  (1)(7) 6,929 6,342
Toronto-Dominion Bank, 5.523%, 7/17/28  (8) 3,090 3,104
Truist Financial, VR, 4.123%, 6/6/28  (7) 5,798 5,452
U.S. Bancorp, VR, 3.70%  (7)(9) 2,111 1,604
U.S. Bancorp, VR, 6.787%, 10/26/27  (7) 3,105 3,195
UBS, 5.65%, 9/11/28  4,755 4,810
UBS Group, 3.75%, 3/26/25  1,285 1,246
UBS Group, 4.55%, 4/17/26  3,670 3,570
UBS Group, VR, 1.305%, 2/2/27  (1)(7) 16,210 14,564
UBS Group, VR, 1.364%, 1/30/27  (1)(7) 14,633 13,202
UBS Group, VR, 2.193%, 6/5/26  (1)(7) 15,135 14,206
UBS Group, VR, 2.746%, 2/11/33  (1)(7) 7,329 5,672
UBS Group, VR, 4.751%, 5/12/28  (1)(7)(8) 4,085 3,933
UBS Group, VR, 5.711%, 1/12/27  (1)(7)(8) 4,035 4,008
UBS Group, VR, 5.959%, 1/12/34  (1)(7) 13,025 12,820
UBS Group, VR, 6.301%, 9/22/34  (1)(7) 12,855 12,975
UBS Group, VR, 9.25%  (1)(7)(9) 4,910 5,205
UBS Group, VR, 9.25%  (1)(7)(9) 2,250 2,351
Wells Fargo, 4.30%, 7/22/27  11,990 11,511
Wells Fargo, VR, 2.393%, 6/2/28  (7) 32,245 28,814
Wells Fargo, VR, 2.572%, 2/11/31  (7) 54,180 45,327
Wells Fargo, VR, 2.879%, 10/30/30  (7) 55,162 47,148
Wells Fargo, VR, 3.196%, 6/17/27  (7) 5,050 4,759
Wells Fargo, VR, 4.478%, 4/4/31  (7) 16,431 15,234
Wells Fargo, VR, 6.491%, 10/23/34  (7)(8) 15,070 15,751
1,578,021
Brokerage Asset Managers Exchanges 0.5%
Intercontinental Exchange, 4.35%, 6/15/29  (8) 18,145 17,481

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
LSEGA Financing, 2.00%, 4/6/28  (1)(8) 41,724 36,044
LSEGA Financing, 2.50%, 4/6/31  (1)(8) 14,998 12,367
LSEGA Financing, 3.20%, 4/6/41  (1) 6,705 4,891
70,783
Finance Companies 0.5%
AerCap Ireland Capital, 2.45%, 10/29/26  18,780 17,112
AerCap Ireland Capital, 3.30%, 1/30/32  10,508 8,710
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 29,100
Navient, 9.375%, 7/25/30  6,025 6,183
Navient, 11.50%, 3/15/31  3,430 3,687
OneMain Finance, 7.125%, 3/15/26  3,450 3,472
OneMain Finance, 9.00%, 1/15/29  6,660 6,860
75,124
Financial Other 0.0%
Howard Hughes, 5.375%, 8/1/28  (1) 4,795 4,477
4,477
Insurance 2.1%
Alliant Holdings Intermediate, 6.75%, 4/15/28  (1) 11,570 11,512
AmWINS Group, 4.875%, 6/30/29  (1) 5,245 4,721
Aon, 2.80%, 5/15/30  3,835 3,308
Centene, 2.50%, 3/1/31  23,230 18,465
Centene, 3.00%, 10/15/30  8,330 6,950
Centene, 3.375%, 2/15/30  9,455 8,179
Centene, 4.25%, 12/15/27  3,340 3,160
Centene, 4.625%, 12/15/29  25,425 23,677
CNO Financial Group, 5.25%, 5/30/25  9,713 9,616
Corebridge Financial, 3.65%, 4/5/27  3,425 3,205
Corebridge Financial, 3.90%, 4/5/32  3,640 3,190
Elevance Health, 5.125%, 2/15/53  (8) 8,335 7,681
Equitable Financial Life Global Funding, 1.00%, 1/9/26  (1) 16,275 14,688
Equitable Holdings, 4.35%, 4/20/28  (8) 37,932 36,067
HUB International, 7.25%, 6/15/30  (1) 10,810 11,053
Humana, 3.95%, 3/15/27  6,275 6,023
Humana, 4.875%, 4/1/30  15,720 15,286
Humana, 5.50%, 3/15/53  (8) 12,300 11,718
Humana, 5.95%, 3/15/34  9,325 9,519
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (1) 6,293 6,513
Marsh & McLennan, 2.25%, 11/15/30  (8) 9,218 7,671
Marsh & McLennan, 5.70%, 9/15/53  20,305 20,681
Metropolitan Life Global Funding I, 5.15%, 3/28/33  (1) 9,335 9,056
Molina Healthcare, 4.375%, 6/15/28  (1)(8) 2,820 2,609
UnitedHealth Group, 4.50%, 4/15/33  (8) 16,060 15,368
UnitedHealth Group, 5.05%, 4/15/53  (8) 48,420 45,413
UnitedHealth Group, 5.875%, 2/15/53  (8) 28,585 30,409
345,738

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 24,399
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 28,353
Brixmor Operating Partnership, 4.05%, 7/1/30  1,984 1,782
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 53,080
Essex Portfolio, 1.65%, 1/15/31  (8) 10,099 7,690
Essex Portfolio, 3.625%, 5/1/27  (8) 5,006 4,705
Public Storage Operating, 5.35%, 8/1/53  (8) 3,690 3,538
Regency Centers, 4.125%, 3/15/28  9,817 9,241
132,788
Total Financial Institutions 2,206,931
INDUSTRIAL 10.7%
Basic Industry 0.3%
AngloGold Ashanti Holdings, 3.375%, 11/1/28  3,725 3,245
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31  (1) 845 869
Celanese U.S. Holdings, 6.05%, 3/15/25  2,508 2,512
Celanese U.S. Holdings, 6.165%, 7/15/27  3,120 3,142
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  13,972 12,775
Freeport-McMoRan, 4.375%, 8/1/28  1,616 1,517
Freeport-McMoRan, 5.00%, 9/1/27  142 139
Freeport-McMoRan, 5.45%, 3/15/43  9,470 8,476
Methanex, 5.125%, 10/15/27  4,980 4,687
Westlake, 1.625%, 7/17/29 (EUR)  11,421 10,695
48,057
Capital Goods 0.4%
Ball, 6.875%, 3/15/28  3,015 3,071
Boeing, 3.25%, 2/1/28  3,405 3,161
Boeing, 5.04%, 5/1/27  (8) 8,010 7,934
Boeing, 5.805%, 5/1/50  (8) 12,690 12,381
Carrier Global, 2.493%, 2/15/27  (8) 3,500 3,206
Carrier Global, 5.80%, 11/30/25  (1) 4,495 4,523
Emerald Debt Merger Sub, 6.625%, 12/15/30  (1) 4,775 4,763
Ritchie Bros Holdings, 6.75%, 3/15/28  (1) 755 769
Ritchie Bros Holdings, 7.75%, 3/15/31  (1) 5,237 5,433
Sealed Air, 6.125%, 2/1/28  (1) 2,245 2,214
Sealed Air, 7.25%, 2/15/31  (1) 825 845
Summit Materials, 7.25%, 1/15/31  (1) 1,375 1,384
TransDigm, 6.75%, 8/15/28  (1) 3,100 3,100
TransDigm, 6.875%, 12/15/30  (1) 9,145 9,145
TransDigm, 7.125%, 12/1/31  (1) 3,062 3,116
65,045
Communications 2.7%
Altice Financing, 5.00%, 1/15/28  (1)(8) 9,510 8,083
American Tower, 5.25%, 7/15/28  3,130 3,105
AT&T, 3.50%, 9/15/53  (8) 24,195 16,020

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CCO Holdings, 6.375%, 9/1/29  (1) 8,250 7,941
CCO Holdings, 7.375%, 3/1/31  (1) 2,600 2,600
Charter Communications Operating, 3.75%, 2/15/28  5,125 4,754
Charter Communications Operating, 5.125%, 7/1/49  7,698 5,968
Charter Communications Operating, 5.75%, 4/1/48  5,150 4,343
Charter Communications Operating, 6.484%, 10/23/45  5,900 5,469
Charter Communications Operating, 6.65%, 2/1/34  19,440 19,854
Comcast, 3.25%, 11/1/39  23,223 17,599
Crown Castle, 3.80%, 2/15/28  3,445 3,222
Crown Castle, 4.80%, 9/1/28  16,000 15,443
Crown Castle Towers, 3.663%, 5/15/25  (1) 50,986 49,145
DISH Network, 11.75%, 11/15/27  (1) 4,820 4,784
Interpublic Group, 4.65%, 10/1/28  7,525 7,222
Lamar Media, 4.875%, 1/15/29  (8) 3,080 2,911
Meta Platforms, 5.60%, 5/15/53  (8) 26,215 26,650
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,585
Rogers Communications, 3.20%, 3/15/27  10,104 9,381
Rogers Communications, 3.80%, 3/15/32  10,875 9,440
Rogers Communications, 4.35%, 5/1/49  1,365 1,051
Rogers Communications, 4.55%, 3/15/52  (8) 56,583 44,536
SBA Tower Trust, 1.84%, 4/15/27  (1) 21,685 18,855
SBA Tower Trust, 2.593%, 10/15/31  (1) 17,515 13,610
Sirius XM Radio, 4.00%, 7/15/28  (1) 6,195 5,513
Sirius XM Radio, 5.00%, 8/1/27  (1) 4,168 3,960
Sprint Capital, 6.875%, 11/15/28  24,540 25,920
Sprint Capital, 8.75%, 3/15/32  12,865 15,374
T-Mobile USA, 5.75%, 1/15/54  34,110 33,693
T-Mobile USA, 6.00%, 6/15/54  9,255 9,457
Walt Disney, 3.60%, 1/13/51  9,955 7,527
Warnermedia Holdings, 3.755%, 3/15/27  (8) 21,465 20,202
432,217
Consumer Cyclical 1.7%
American Honda Finance, 5.65%, 11/15/28  13,860 14,152
Bath & Body Works, 6.625%, 10/1/30  (1)(8) 10,110 10,009
Caesars Entertainment, 7.00%, 2/15/30  (1) 5,700 5,693
Carnival, 7.00%, 8/15/29  (1) 5,185 5,263
Carnival, 10.50%, 6/1/30  (1)(8) 9,445 10,059
CBRE Services, 5.95%, 8/15/34  (8) 16,260 16,143
Churchill Downs, 6.75%, 5/1/31  (1) 4,845 4,760
Clarios Global, 6.75%, 5/15/28  (1) 4,857 4,881
Daimler Truck Finance North America, 5.125%, 1/19/28  (1)(8) 3,425 3,373
Dollar General, 3.875%, 4/15/27  3,325 3,176
Dollar General, 5.45%, 7/5/33  (8) 14,446 14,084
Ford Motor, 9.625%, 4/22/30  5,500 6,309
Ford Motor Credit, 4.95%, 5/28/27  3,520 3,358
Ford Motor Credit, 6.798%, 11/7/28  5,070 5,170

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Motor Credit, 6.80%, 5/12/28  (8) 4,760 4,842
Ford Motor Credit, 7.122%, 11/7/33  5,050 5,258
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,291
General Motors Financial, 4.00%, 10/6/26  3,370 3,216
General Motors Financial, 5.80%, 6/23/28  3,180 3,173
GLP Capital, 3.35%, 9/1/24  6,162 6,031
Goodyear Tire & Rubber, 5.00%, 7/15/29  (8) 4,220 3,851
Hyundai Capital America, 5.50%, 3/30/26  (1)(8) 5,370 5,331
Hyundai Capital America, 6.50%, 1/16/29  (1)(8) 3,510 3,593
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,032
Life Time, 5.75%, 1/15/26  (1) 4,810 4,714
Lowe's, 4.25%, 4/1/52  10,388 8,150
Lowe's, 5.625%, 4/15/53  (8) 6,080 5,911
Lowe's, 5.75%, 7/1/53  (8) 5,950 5,834
Marriott International, 5.00%, 10/15/27  (8) 12,776 12,711
Match Group Holdings II, 5.00%, 12/15/27  (1) 4,992 4,767
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 5,960 5,262
O'Reilly Automotive, 5.75%, 11/20/26  4,875 4,931
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%, 10/15/26  (1)
(8) 1,050 1,050
Ross Stores, 1.875%, 4/15/31  20,720 16,231
Royal Caribbean Cruises, 8.25%, 1/15/29  (1) 7,470 7,816
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 1,490 1,615
VF, 2.95%, 4/23/30  (8) 9,995 8,086
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 15,868 14,854
Volkswagen Group of America Finance, 4.75%, 11/13/28  (1)(8) 13,610 13,073
Yum! Brands, 5.375%, 4/1/32  4,970 4,684
ZF North America Capital, 6.875%, 4/14/28  (1) 3,380 3,414
ZF North America Capital, 7.125%, 4/14/30  (1) 2,765 2,827
278,978
Consumer Non-Cyclical 3.3%
AbbVie, 3.20%, 11/21/29  18,145 16,443
AbbVie, 4.05%, 11/21/39  13,104 11,267
AbbVie, 4.25%, 11/21/49  (8) 14,924 12,564
AbbVie, 4.70%, 5/14/45  28,417 25,469
AbbVie, 4.875%, 11/14/48  28,471 26,151
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  18,740 16,528
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  22,565 23,019
Avantor Funding, 4.625%, 7/15/28  (1) 3,120 2,913
BAT Capital, 2.259%, 3/25/28  5,565 4,860
BAT Capital, 7.079%, 8/2/43  8,280 8,394
BAT Capital, 7.081%, 8/2/53  12,780 12,969
BAT International Finance, 1.668%, 3/25/26  9,905 9,083
Bayer U.S. Finance, 6.125%, 11/21/26  (1) 3,275 3,283
Bayer U.S. Finance, 6.25%, 1/21/29  (1) 4,441 4,456
Becton Dickinson & Company, 2.823%, 5/20/30  10,563 9,100

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Becton Dickinson & Company, 3.70%, 6/6/27  16,974 16,122
Bimbo Bakeries USA, 6.40%, 1/15/34  (1) 3,390 3,610
Charles River Laboratories International, 4.25%, 5/1/28  (1) 3,465 3,201
CVS Health, 3.25%, 8/15/29  3,560 3,201
CVS Health, 4.30%, 3/25/28  3,265 3,153
CVS Health, 5.05%, 3/25/48  37,769 33,021
CVS Health, 5.625%, 2/21/53  16,520 15,598
CVS Health, 5.875%, 6/1/53  (8) 9,060 8,801
Darling Ingredients, 6.00%, 6/15/30  (1)(8) 5,145 4,952
Hasbro, 3.55%, 11/19/26  3,907 3,651
HCA, 3.125%, 3/15/27  8,660 8,009
HCA, 3.375%, 3/15/29  9,695 8,688
HCA, 3.50%, 9/1/30  14,640 12,865
HCA, 4.50%, 2/15/27  3,300 3,201
HCA, 5.375%, 9/1/26  6,729 6,686
HCA, 5.875%, 2/15/26  6,575 6,575
IQVIA, 6.25%, 2/1/29  (1) 10,260 10,374
IQVIA, 6.50%, 5/15/30  (1) 435 439
Mars, 4.75%, 4/20/33  (1) 16,610 16,097
Mattel, 5.875%, 12/15/27  (1)(8) 16,405 16,118
Mondelez International, 2.75%, 4/13/30  (8) 4,714 4,096
Mylan, 4.55%, 4/15/28  3,435 3,227
Pfizer Investment Enterprises, 4.75%, 5/19/33  (8) 10,395 10,094
Pfizer Investment Enterprises, 5.30%, 5/19/53  (8) 10,425 10,098
Pfizer Investment Enterprises, 5.34%, 5/19/63  17,625 16,882
Philip Morris International, 5.125%, 2/15/30  (8) 10,740 10,599
Revvity, 1.90%, 9/15/28  13,950 11,766
Revvity, 2.25%, 9/15/31  (8) 7,580 5,904
Revvity, 3.30%, 9/15/29  6,815 5,983
Reynolds American, 4.45%, 6/12/25  5,094 5,008
Sutter Health, 5.164%, 8/15/33  5,265 5,149
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  3,580 3,728
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,195 4,415
Thermo Fisher Scientific, 5.20%, 1/31/34  7,575 7,588
Utah Acquisition Sub, 3.95%, 6/15/26  42,360 40,303
Utah Acquisition Sub, 5.25%, 6/15/46  2,128 1,649
Viatris, 3.85%, 6/22/40  12,713 8,727
Viatris, 4.00%, 6/22/50  8,520 5,472
531,549
Energy 1.9%
Boardwalk Pipelines, 3.40%, 2/15/31  15,531 13,437
Boardwalk Pipelines, 4.45%, 7/15/27  (8) 17,539 16,844
Boardwalk Pipelines, 5.95%, 6/1/26  11,500 11,562
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  10,066 9,978
Cheniere Energy, 4.625%, 10/15/28  3,415 3,253
Chesapeake Energy, 6.75%, 4/15/29  (1) 3,660 3,651

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Columbia Pipelines Holding, 6.042%, 8/15/28  (1) 11,205 11,309
Diamondback Energy, 6.25%, 3/15/53  3,420 3,457
Enbridge, 4.25%, 12/1/26  (8) 3,270 3,166
Enbridge, 6.20%, 11/15/30  (8) 5,155 5,358
Enbridge, 6.70%, 11/15/53  (8) 8,130 8,893
Energy Transfer, 2.90%, 5/15/25  (8) 8,697 8,358
Energy Transfer, 6.40%, 12/1/30  7,990 8,291
Energy Transfer, 6.55%, 12/1/33  5,350 5,605
Hilcorp Energy I, 8.375%, 11/1/33  (1) 8,416 8,668
Kinder Morgan, 4.30%, 3/1/28  (8) 3,265 3,143
Kinetik Holdings, 5.875%, 6/15/30  (1) 2,861 2,733
Marathon Oil, 4.40%, 7/15/27  (8) 3,315 3,177
MPLX, 4.125%, 3/1/27  3,330 3,200
NuStar Logistics, 6.00%, 6/1/26  3,044 3,029
Occidental Petroleum, 6.20%, 3/15/40  3,705 3,649
Occidental Petroleum, 6.375%, 9/1/28  4,630 4,763
Occidental Petroleum, 6.45%, 9/15/36  3,105 3,179
Occidental Petroleum, 6.625%, 9/1/30  1,500 1,552
Occidental Petroleum, 8.50%, 7/15/27  (8) 5,295 5,719
Occidental Petroleum, 8.875%, 7/15/30  24,065 27,494
ONEOK, 5.65%, 11/1/28  3,150 3,165
ONEOK, 5.80%, 11/1/30  6,305 6,344
ONEOK, 6.05%, 9/1/33  9,310 9,457
Ovintiv, 5.65%, 5/15/28  3,180 3,166
Pioneer Natural Resources, 5.10%, 3/29/26  6,015 5,986
Sabine Pass Liquefaction, 4.20%, 3/15/28  3,320 3,171
Targa Resources Partners, 5.00%, 1/15/28  3,285 3,178
Targa Resources Partners, 5.50%, 3/1/30  (8) 5,907 5,708
Targa Resources Partners, 6.875%, 1/15/29  3,817 3,874
Venture Global Calcasieu Pass, 3.875%, 11/1/33  (1) 2,855 2,320
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (1) 6,170 6,062
Venture Global LNG, 8.375%, 6/1/31  (1) 16,155 15,872
Venture Global LNG, 9.50%, 2/1/29  (1) 15,710 16,201
Western Midstream Operating, 4.50%, 3/1/28  3,365 3,197
Williams, 2.60%, 3/15/31  29,960 24,617
Williams, 3.75%, 6/15/27  10,751 10,192
305,978
Industrial Other 0.1%
Booz Allen Hamilton, 5.95%, 8/4/33  7,290 7,408
7,408
Technology 0.3%
Broadcom, 3.875%, 1/15/27  3,320 3,184
Central Parent, 7.25%, 6/15/29  (1) 2,855 2,848
Central Parent, 8.00%, 6/15/29  (1) 4,350 4,453
Equifax, 5.10%, 12/15/27  6,243 6,176
Fiserv, 4.20%, 10/1/28  3,380 3,225

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Gen Digital, 7.125%, 9/30/30  (1)(8) 1,130 1,154
GTCR W-2 Merger, 7.50%, 1/15/31  (1) 7,070 7,203
Intuit, 5.50%, 9/15/53  9,305 9,582
Micron Technology, 4.185%, 2/15/27  (8) 4,965 4,779
Micron Technology, 6.75%, 11/1/29  (8) 8,280 8,653
Sensata Technologies, 5.875%, 9/1/30  (1) 2,820 2,707
53,964
Transportation 0.0%
American Airlines, 5.50%, 4/20/26  (1) 2,946 2,898
American Airlines, 5.75%, 4/20/29  (1) 3,535 3,376
6,274
Total Industrial 1,729,470
UTILITY 2.2%
Electric 2.1%
AES, 5.45%, 6/1/28  3,140 3,114
Baltimore Gas & Electric, 5.40%, 6/1/53  (8) 7,960 7,682
DTE Energy, 4.875%, 6/1/28  3,220 3,165
Duke Energy, 5.00%, 8/15/52  21,270 18,479
Duke Energy, 6.10%, 9/15/53  23,015 23,283
Edison International, 4.95%, 4/15/25  1,306 1,289
EDP Finance, 6.30%, 10/11/27  (1) 5,865 6,040
Enel Finance America, 7.10%, 10/14/27  (1) 3,075 3,217
Enel Finance International, 1.875%, 7/12/28  (1) 18,162 15,364
Exelon, 5.15%, 3/15/28  3,215 3,205
Exelon, 5.60%, 3/15/53  (8) 12,690 12,118
Georgia Power, 4.95%, 5/17/33  17,255 16,706
Indiana Michigan Power, 5.625%, 4/1/53  1,450 1,411
MidAmerican Energy, 5.85%, 9/15/54  6,460 6,601
NextEra Energy Capital Holdings, 2.44%, 1/15/32  15,465 12,434
NextEra Energy Capital Holdings, 3.00%, 1/15/52  (8) 13,796 8,557
NextEra Energy Capital Holdings, 5.25%, 2/28/53  6,955 6,311
NextEra Energy Capital Holdings, 5.749%, 9/1/25  11,275 11,284
NRG Energy, 4.45%, 6/15/29  (1) 9,592 8,717
Pacific Gas & Electric, 2.10%, 8/1/27  8,641 7,617
Pacific Gas & Electric, 2.50%, 2/1/31  21,478 17,113
Pacific Gas & Electric, 3.30%, 12/1/27  (8) 3,550 3,225
Pacific Gas & Electric, 3.95%, 12/1/47  (8) 10,551 7,125
Pacific Gas & Electric, 4.55%, 7/1/30  (8) 14,152 12,982
Pacific Gas & Electric, 6.70%, 4/1/53  5,775 5,843
Pacific Gas & Electric, 6.95%, 3/15/34  (8) 9,445 9,962
Palomino Funding Trust I, 7.233%, 5/17/28  (1) 9,700 9,958
Public Service Enterprise Group, 5.875%, 10/15/28  3,090 3,149
Southern, 5.70%, 3/15/34  (8) 12,120 12,323
Southern California Edison, 5.70%, 3/1/53  8,250 7,972
Southern California Edison, Series D, 4.70%, 6/1/27  13,000 12,800

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Talen Energy Supply, 8.625%, 6/1/30  (1) 7,652 7,996
Vistra, VR, 8.00%  (1)(7)(9) 16,305 15,938
Vistra Operations, 5.125%, 5/13/25  (1) 17,905 17,594
Vistra Operations, 6.95%, 10/15/33  (1) 7,385 7,536
Vistra Operations, 7.75%, 10/15/31  (1) 11,850 12,117
340,227
Natural Gas 0.1%
Boston Gas, 6.119%, 7/20/53  (1)(8) 5,860 5,745
NiSource, 3.49%, 5/15/27  3,365 3,176
NiSource, 5.25%, 3/30/28  (8) 3,395 3,388
Sempra, 3.40%, 2/1/28  3,450 3,206
Sempra, 3.70%, 4/1/29  5,350 4,920
20,435
Total Utility 360,662
Total Corporate Bonds
(Cost $4,553,460) 4,297,063
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Sovereign 0.2%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  (8) 12,065 13,332
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  13,651 15,038
Total Foreign Government Obligations & Municipalities
(Cost $27,062) 28,370
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.7%
Collateralized Mortgage Obligations 1.0%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 7,743 6,308
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56  (1) 9,405 7,879
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51  (1) 7,499 5,907
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.443%, 2/25/30  195 195
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 7.228%, 12/25/41  (1) 19,620 19,548

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48  (1) 846 804
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50  (1) 3,641 3,359
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51  (1) 9,646 7,276
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51  (1) 8,807 6,643
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 1,128 1,001
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 742 654
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58  (1) 1,703 1,531
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
4.154%, 7/25/44  (1) 351 350
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.925%, 10/25/50  (1) 16,145 13,040
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56  (1) 11,820 9,125
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50  (1) 4,524 3,869
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50  (1) 2,313 2,172
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50  (1) 3,911 3,336
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50  (1) 351 337
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50  (1) 868 834
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68  (1) 5,866 5,911

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51  (1) 5,993 4,521
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 11,071 8,351
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49  (1) 939 836
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49  (1) 2,541 2,268
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 6,592 5,706
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63  (1) 1,415 1,432
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48  (1) 687 600
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 3,081 2,800
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48  (1) 616 596
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 453 441
Structured Agency Credit Remic Trust
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43  (1) 6,985 7,023
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.628%, 8/25/33  (1) 8,127 8,187
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM
1M TSFR + 1.114%, 6.457%, 10/25/59  (1) 3,560 3,553
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
4.219%, 7/25/59  (1) 2,651 2,560
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59  (1) 3,600 3,481
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 347 342

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67  (1) 5,501 4,778
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65  (1) 1,945 1,746
159,300
Commercial Mortgage-Backed Securities 1.7%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M TSFR + 1.297%, 6.62%, 9/15/32  (1) 6,970 6,864
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.249%, 7/5/40  (1) 39,170 36,061
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A, ARM
1M TSFR + 1.147%, 6.47%, 9/15/34  (1) 35,456 35,290
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 2,374
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.597%, 11/15/34  (1) 10,230 3,586
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.464%, 6/15/27  (1) 8,275 8,259
BX Trust
Series 2021-ARIA, Class B, ARM
1M TSFR + 1.411%, 6.734%, 10/15/36  (1) 6,815 6,537
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 7,404
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.917%, 12/15/72  (1) 12,000 6,947
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41  (1) 8,370 6,442
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41  (1) 5,500 4,112
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.736%, 11/15/37  (1) 11,083 10,930
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35  (1) 23,679 21,077

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 10,020
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33  (1) 9,825 8,550
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33  (1) 7,620 6,174
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33  (1) 11,395 8,662
LUXE Trust
Series 2021-TRIP, Class B, ARM
1M TSFR + 1.514%, 6.844%, 10/15/38  (1) 7,283 7,210
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 19,264
SCG Mortgage Trust
Series 2023-NASH, Class A, ARM
1M TSFR + 2.391%, 7.722%, 12/15/40  (1) 23,405 23,376
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,284
VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35  (1) 8,849 7,810
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 5,863
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 4,903
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36  (1) 24,455 18,670
282,669
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $512,716) 441,969
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.5%
U.S. Government Agency Obligations 19.9%
Federal Home Loan Mortgage
2.50%, 5/1/30  4,652 4,362
3.00%, 12/1/42 - 4/1/47  15,709 13,868

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 9/1/42 - 3/1/46  73,607 67,148
4.00%, 10/1/40 - 8/1/45  7,864 7,371
4.50%, 6/1/39 - 5/1/42  11,951 11,563
5.00%, 7/1/25 - 8/1/40  3,236 3,234
5.50%, 4/1/26 - 12/1/39  3,172 3,224
6.00%, 10/1/32 - 8/1/38  2,051 2,112
6.50%, 4/1/24 - 9/1/39  796 819
7.00%, 2/1/24 - 6/1/32  19 20
7.50%, 5/1/24 - 6/1/24  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 5.926%, 10/1/36  49 50
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  19 19
RFUCCT1Y + 1.823%, 5.624%, 3/1/36  84 84
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  122 121
RFUCCT1Y + 1.918%, 4.292%, 2/1/37  68 67
RFUCCT1Y + 1.93%, 4.187%, 12/1/36  78 78
RFUCCT1Y + 2.031%, 5.049%, 11/1/36  112 111
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  11,210 2,202
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  5 4
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  32,555 27,764
2.00%, 8/1/36 - 5/1/52  263,906 209,828
2.50%, 4/1/37 - 9/1/52  326,153 267,535
3.00%, 11/1/34 - 6/1/52  80,397 69,624
3.50%, 6/1/47 - 11/1/52  38,338 34,464
4.00%, 6/1/37 - 2/1/50  29,017 27,175
4.50%, 9/1/37 - 11/1/52  67,594 63,422
5.00%, 8/1/52 - 5/1/53  19,520 18,814
5.50%, 8/1/53  38,820 38,278
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  5,949 5,140
3.50%, 6/1/42 - 5/1/46  44,479 40,552
4.00%, 11/1/40  7,767 7,362
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 3.59%, 12/1/35  64 63
RFUCCT1Y + 1.594%, 4.95%, 7/1/36  210 213
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  45 44
RFUCCT1Y + 1.869%, 6.119%, 8/1/36  118 117
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  21 4
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  63,205 52,344
2.00%, 11/1/35 - 7/1/52  887,043 702,037
2.50%, 5/1/30 - 9/1/52  498,881 412,768
3.00%, 6/1/27 - 7/1/52  402,812 351,895
3.50%, 11/1/32 - 3/1/52  130,679 118,843
4.00%, 7/1/35 - 11/1/52  171,605 160,243

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 7/1/39 - 2/1/51  89,097 85,575
5.00%, 3/1/25 - 9/1/53  67,409 66,276
5.50%, 4/1/34 - 10/1/53  37,704 37,660
6.00%, 11/1/32 - 9/1/53  104,191 105,580
6.50%, 8/1/27 - 3/1/41  7,644 7,946
7.00%, 10/1/29 - 4/1/37  97 100
UMBS, TBA  (10)
2.00%, 12/1/38  50,025 43,684
5.00%, 12/1/53  55,185 53,102
5.50%, 12/1/53  26,345 25,958
6.00%, 12/1/53  22,780 22,843
6.50%, 12/1/53  49,215 49,992
3,223,702
U.S. Government Obligations 6.6%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  16,852 14,216
2.00%, 3/20/51 - 3/20/52  215,978 174,360
2.50%, 8/20/50 - 3/20/52  220,960 184,571
3.00%, 9/15/42 - 6/20/52  195,814 170,420
3.50%, 9/15/41 - 7/20/52  130,633 118,407
4.00%, 2/20/41 - 10/20/52  108,490 100,894
4.50%, 7/15/26 - 10/20/52  80,061 76,323
5.00%, 9/15/33 - 6/20/48  36,654 36,380
5.50%, 10/20/32 - 3/20/49  15,752 16,006
6.00%, 1/20/34 - 12/20/38  1,975 2,061
6.50%, 1/15/26 - 12/15/31  38 39
7.00%, 5/20/28 - 9/20/53  12,568 12,910
7.50%, 7/15/28 - 8/15/28  37 38
8.00%, 9/15/27 - 10/15/27  86 87
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,886 2,571
3.50%, 10/20/50  9,510 7,556
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  2,824 424
4.00%, 2/20/43  2,035 247
Government National Mortgage Assn., TBA  (10)
2.00%, 12/20/53  14,980 12,086
4.50%, 12/20/53  10,305 9,745
5.00%, 12/20/53  19,225 18,673
5.50%, 12/20/53  81,265 80,667
6.00%, 12/20/53  19,170 19,307

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
6.50%, 12/20/53  1,340 1,363
1,059,351
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,675,745) 4,283,053
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 33.2%
U.S. Treasury Obligations 33.2%
U.S. Treasury Bonds, 3.00%, 8/15/52  344,530 259,905
U.S. Treasury Bonds, 3.375%, 8/15/42  437,190 363,687
U.S. Treasury Bonds, 3.625%, 2/15/53  304,045 259,436
U.S. Treasury Bonds, 3.625%, 5/15/53  19,900 16,993
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 142,585
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 277,271
U.S. Treasury Bonds, 4.00%, 11/15/52  194,515 177,799
U.S. Treasury Notes, 0.625%, 12/31/27  280,185 241,309
U.S. Treasury Notes, 0.625%, 8/15/30  440,715 345,755
U.S. Treasury Notes, 1.50%, 1/31/27  308,150 281,717
U.S. Treasury Notes, 1.875%, 2/15/32  120,165 99,718
U.S. Treasury Notes, 2.25%, 1/31/24  (8) 385,690 383,701
U.S. Treasury Notes, 3.25%, 6/30/27  234,665 225,792
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 208,905
U.S. Treasury Notes, 3.875%, 11/30/29  115,930 112,905
U.S. Treasury Notes, 4.125%, 6/15/26  158,200 156,618
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 226,293
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,797
U.S. Treasury Notes, 4.125%, 8/31/30  (8) 197,545 194,736
U.S. Treasury Notes, 4.125%, 11/15/32  298,680 293,266
U.S. Treasury Notes, 4.625%, 9/15/26  (11) 737,622 740,158
U.S. Treasury Notes, 4.625%, 10/15/26  (11) 346,295 347,594
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,595,398) 5,363,940
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(12) 827,232 827,232
Total Short-Term Investments
(Cost $827,232) 827,232

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 3.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(12) 2,608 2,608
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2,608
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(12) 570,483 570,483
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 570,483
Total Securities Lending Collateral
(Cost $573,091) 573,091
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 12/22/23 @
$110.00  (13) 5,524 606,518 5,179
Total Exchange-Traded Options Purchased (Cost $4,929) 5,179
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
USD / EUR, Call, 12/14/23 @
EUR1.09  (13) 1 417,000 2,396
Total OTC Options Purchased (Cost $3,113) 2,396
Total Options Purchased (Cost $8,042) 7,575
Total Investments in Securities
104.9% of Net Assets
(Cost $17,952,586) $ 16,979,538

T. ROWE PRICE New Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,018,839 and represents 12.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) SEC 30-day yield
(6) Affiliated Companies
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(9) Perpetual security with no stated maturity date.
(10) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $337,420 and represents 2.1% of net assets.
(11) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
(13) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
OTC Over-the-counter

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
PHP Philippines Peso
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.1%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 2,883 71 73 (2)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 2,883 87 87 —
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 412,749 10,202 10,937 (735)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 24,083 595 581 14
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 24,083 729 716 13
Total Bilateral Credit Default Swaps, Protection
Bought 12,394 (710)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 5,778 30 28 2
Total Bilateral Credit Default Swaps, Protection Sold 28 2
Total Bilateral Swaps 12,422 (708)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 117,174 5,721 324 5,397
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 717,301 13,481 9,620 3,861
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 * 96,396 211 (984) 1,195
Total Centrally Cleared Credit Default Swaps,
Protection Sold 10,453
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive Fixed
3.049% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 11/20/28 (EUR) 918,188 5,112 — 5,112
5 Year Interest Rate Swap, Receive Fixed
3.111% Annually, Pay Variable 4.076% (6M
EURIBOR) Semi-Annually, 11/17/28 (EUR) 802,044 6,855 — 6,855
30 Year Interest Rate Swap, Pay Fixed
2.843% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 11/20/53
(EUR) 196,893 (4,182) — (4,182)
30 Year Interest Rate Swap, Pay Fixed
2.898% Annually, Receive Variable 4.076%
(6M EURIBOR) Semi-Annually, 11/17/53
(EUR) 186,578 (6,151) — (6,151)
Total Centrally Cleared Interest Rate Swaps 1,634
Total Centrally Cleared Swaps 12,087
Net payments (receipts) of variation margin to date (12,630)
Variation margin receivable (payable) on centrally cleared swaps $ (543)
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1,166.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/19/24 CAD 215,605 USD 159,029 $ (12)
Bank of America 1/19/24 JPY 17,473,542 USD 117,889 937
Bank of America 1/19/24 NZD 66,610 USD 39,993 1,033
Bank of America 1/19/24 USD 26,181 CAD 36,059 (414)
Canadian Imperial Bank
of Commerce 1/19/24 USD 103,669 CAD 143,486 (2,157)
Citibank 12/8/23 THB 1,408,350 USD 39,847 217
Citibank 1/17/24 USD 40,355 KRW 53,507,705 (912)
Citibank 1/19/24 AUD 124,750 USD 79,821 2,739
Citibank 1/19/24 USD 26,181 CAD 36,059 (414)
Citibank 1/19/24 USD 39,330 NZD 66,610 (1,696)
Deutsche Bank 1/17/24 USD 39,916 KRW 53,361,590 (1,238)
Deutsche Bank 1/19/24 JPY 17,473,542 USD 117,942 884
Deutsche Bank 1/19/24 USD 78,674 AUD 124,750 (3,887)
Goldman Sachs 1/19/24 USD 51,995 JPY 7,681,414 (241)
HSBC Bank 12/7/23 PHP 2,220,320 USD 39,830 182
JPMorgan Chase 1/19/24 USD 103,983 JPY 15,365,132 (505)
Morgan Stanley 12/8/23 USD 38,968 THB 1,408,350 (1,097)
Standard Chartered 1/17/24 KRW 106,869,295 USD 82,082 339
State Street 1/19/24 USD 79,715 JPY 11,900,540 (1,213)
UBS Investment Bank 12/7/23 PHP 2,229,220 USD 39,975 197
UBS Investment Bank 12/7/23 USD 78,134 PHP 4,449,540 (2,051)
UBS Investment Bank 2/23/24 USD 62,002 EUR 56,821 (78)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (9,387)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 26,157 U.S. Treasury Notes five year contracts 3/24 2,794,916 $ 20,401
Long, 15,589 U.S. Treasury Notes two year contracts 3/24 3,187,341 (661)
Short, 2,835 Ultra U.S. Treasury Bonds contracts 3/24 (348,705) (6,604)
Short, 2,605 Ultra U.S. Treasury Notes ten year
contracts 3/24 (295,708) 444
Net payments (receipts) of variation margin to date (21,045)
Variation margin receivable (payable) on open futures contracts $ (7,465)

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 9.39%  $ — $ 6 $ 14
T. Rowe Price Government Reserve Fund, 5.42% — — 42,969++
Totals $ —# $ 6 $ 42,983+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
9.39%  $ 284 $ 14 $ — $ 304
T. Rowe Price Government
Reserve Fund, 5.42% 2,018,913   ¤   ¤ 1,400,323
Total $ 1,400,627^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $42,983 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,400,607.

T. ROWE PRICE New Income Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,952,586) $ 16,979,538
Receivable for investment securities sold 545,060
Interest receivable 107,248
Bilateral swap premiums paid 12,422
Cash 9,465
Unrealized gain on forward currency exchange contracts 6,528
Due from affiliates 3,131
Receivable for shares sold 2,117
Foreign currency (cost $217) 217
Unrealized gain on bilateral swaps 29
Other assets 171
Total assets 17,665,926
Liabilities
Payable for investment securities purchased 863,599
Obligation to return securities lending collateral 573,091
Payable for shares redeemed 18,630
Unrealized loss on forward currency exchange contracts 15,915
Variation margin payable on futures contracts 7,465
Investment management fees payable 4,137
Unrealized loss on bilateral swaps 737
Variation margin payable on centrally cleared swaps 543
Payable to directors 9
Other liabilities 1,076
Total liabilities 1,485,202
NET ASSETS $ 16,180,724

T. ROWE PRICE New Income Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,397,133)
Paid-in capital applicable to 2,063,922,011 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 19,577,857
NET ASSETS $ 16,180,724
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $746,168; Shares outstanding: 95,135,959) $ 7.84
Advisor Class
(Net assets: $8,438; Shares outstanding: 1,078,335) $ 7.82
R Class
(Net assets: $980; Shares outstanding: 125,022) $ 7.84
I Class
(Net assets: $2,492,301; Shares outstanding: 317,927,809) $ 7.84
Z Class
(Net assets: $12,932,837; Shares outstanding:
1,649,654,886) $ 7.84

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 311,666
Dividend 42,983
Securities lending 217
Other 11
Total income 354,877
Expenses
Investment management 24,929
Shareholder servicing
Investor Class $ 796
Advisor Class 29
R Class 2
I Class 475 1,302
Rule 12b-1 fees
Advisor Class 11
R Class 2 13
Prospectus and shareholder reports
Investor Class 44
Advisor Class 1
I Class 12
Z Class 3 60
Custody and accounting 289
Registration 60
Proxy and annual meeting 50
Directors 28
Legal and audit 20
Miscellaneous 100
Waived / paid by Price Associates (20,493)
Total expenses 6,358
Net investment income 348,519

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (278,714)
Futures (110,810)
Swaps 1,491
Forward currency exchange contracts 7,949
Foreign currency transactions 431
Net realized loss (379,653)
Change in net unrealized gain / loss
Securities (168,136)
Futures 19,953
Swaps 5,874
Forward currency exchange contracts (6,566)
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss (148,876)
Net realized and unrealized gain / loss (528,529)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (180,010)

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 348,519 $ 554,808
Net realized loss (379,653) (1,247,623)
Change in net unrealized gain / loss (148,876) 178,559
Decrease in net assets from operations (180,010) (514,256)
Distributions to shareholders
Net earnings
Investor Class (15,794) (27,221)
Advisor Class (156) (332)
R Class (17) (30)
I Class (52,255) (87,651)
Z Class (282,308) (438,273)
Decrease in net assets from distributions (350,530) (553,507)
Capital share transactions
*
Shares sold
Investor Class 38,801 82,621
Advisor Class 359 857
R Class 68 119
I Class 286,988 472,373
Z Class 1,443,459 1,093,418
Distributions reinvested
Investor Class 15,057 25,930
Advisor Class 152 327
R Class 17 30
I Class 50,274 84,613
Z Class 282,307 438,273
Shares redeemed
Investor Class (98,689) (230,029)
Advisor Class (976) (5,277)
R Class (81) (463)
I Class (421,475) (727,108)
Z Class (732,518) (2,198,371)
Increase (decrease) in net assets from capital share
transactions 863,743 (962,687)

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase (decrease) during period 333,203 (2,030,450)
Beginning of period 15,847,521 17,877,971
End of period $ 16,180,724 $ 15,847,521
*Share information (000s)
Shares sold
Investor Class 4,925 10,027
Advisor Class 45 104
R Class 9 14
I Class 36,529 57,367
Z Class 183,623 133,534
Distributions reinvested
Investor Class 1,920 3,166
Advisor Class 19 40
R Class 2 4
I Class 6,417 10,336
Z Class 36,060 53,524
Shares redeemed
Investor Class (12,589) (27,871)
Advisor Class (124) (654)
R Class (11) (56)
I Class (53,435) (87,780)
Z Class (93,443) (263,861)
Increase (decrease) in shares outstanding 109,947 (112,106)

T. ROWE PRICE New Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund (Investor Class), the New Income Fund–Advisor Class (Advisor Class), the New Income Fund–R Class
(R Class), the New Income Fund–I Class (I Class), and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest

T. ROWE PRICE New Income Fund

income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of

T. ROWE PRICE New Income Fund

contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE New Income Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 15,309,298 $ — $ 15,309,298
Bank Loans — 256,553 5,485 262,038
Bond Mutual Funds 304 — — 304
Short-Term Investments 827,232 — — 827,232
Securities Lending Collateral 573,091 — — 573,091
Options Purchased 5,179 2,396 — 7,575
Total Securities 1,405,806 15,568,247 5,485 16,979,538
Swaps* — 34,134 — 34,134
Forward Currency Exchange
Contracts — 6,528 — 6,528
Futures Contracts* 20,845 — — 20,845
Total $ 1,426,651 $ 15,608,909 $ 5,485 $ 17,041,045
Liabilities
Swaps* $ — $ 10,333 $ — $ 10,333
Forward Currency Exchange
Contracts — 15,915 — 15,915
Futures Contracts* 7,265 — — 7,265
Total $ 7,265 $ 26,248 $ — $ 33,513

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 37,991
Foreign exchange derivatives
Forwards
,
Securities^ 8,924
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 22,167
^
,*
Total $ 69,082
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 17,598
Foreign exchange derivatives Forwards 15,915
Total $ 33,513
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 114 $ (110,810) $ — $ (8,716) $ (119,412)
Foreign exchange
derivatives (7,133) — 7,949 — 816
Credit derivatives (267) — — 10,207 9,940
Total $ (7,286) $ (110,810) $ 7,949 $ 1,491 $ (108,656)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 250 $ 19,953 $ — $ 1,634 $ 21,837
Foreign exchange
derivatives 2,673 — (6,566) — (3,893)
Credit derivatives — — — 4,240 4,240
Total $ 2,923 $ 19,953 $ (6,566) $ 5,874 $ 22,184
^ Options purchased are reported as securities.

T. ROWE PRICE New Income Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30,
2023, securities valued at $10,564,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, collateral pledged

T. ROWE PRICE New Income Fund

by counterparties to the fund for bilateral derivatives consisted of $10,889,000 cash and securities valued at $2,956,000. As of November 30, 2023, securities valued at $143,256,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial

T. ROWE PRICE New Income Fund

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 21% and 39% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options

T. ROWE PRICE New Income Fund

markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 7% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE New Income Fund

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $937,160,000 (5.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 3% and 23% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or

T. ROWE PRICE New Income Fund

“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the

T. ROWE PRICE New Income Fund

aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, securities valued at $314,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $3,198,000 cash and securities valued at $10,064,000 as of November 30, 2023.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE New Income Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$554,408,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $573,091,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $2,123,707,000 and $1,539,632,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $15,625,851,000 and $15,482,541,000, respectively, for the six months ended November 30, 2023.

T. ROWE PRICE New Income Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $2,085,920,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $17,975,224,000. Net unrealized loss aggregated
$958,731,000 at period-end, of which $108,383,000 related to appreciated investments and $1,067,114,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.03% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%. Effective October 1, 2023, Price Associates has contractually agreed, at least through September 30, 2024, to waive a portion of its management fee so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this

T. ROWE PRICE New Income Fund

agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the six months ended November 30, 2023.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to June 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Investor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with

T. ROWE PRICE New Income Fund

approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,384,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the
Investor Class Advisor Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.44% 0.92% 1.08% 0.05% 0.00%
Expense
limitation
date 09/30/25 09/30/25 09/30/25 09/30/25 N/A
(Waived)/
repaid during
the period
($000s) $(385) $(14) $(1) $— $(20,093)

T. ROWE PRICE New Income Fund

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended November 30, 2023, expenses incurred pursuant to these service agreements were $56,000 for Price Associates; $781,000 for T. Rowe Price Services, Inc.;
and $77,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2023, the fund was charged $212,000 for shareholder servicing costs related to the college savings plans, of which $203,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At November 30, 2023, approximately
27% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct

T. ROWE PRICE New Income Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which Price
Associates is contractually obligated to waive and/or bear all of the Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.

T. ROWE PRICE New Income Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE New Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 1,751,275,454 6,085,928
Mark J. Parrell 1,750,322,225 7,019,746
Kellye L. Walker 1,752,556,823 4,856,425
Eric L. Veiel 1,750,326,306 6,997,996

T. ROWE PRICE New Income Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE New Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE New Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F43-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024